Label	Element	Value
Invesco BulletShares 2029 Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED DECEMBER 22, 2023 TO THE PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 20, 2023 OF:
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
SUPPLEMENT DATED DECEMBER 22, 2023 TO THE PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 6, 2023 OF:
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
(each, a “Fund” and collectively, the “Funds”)
Effective January 1, 2024 (the “Effective Date”) the name of each Fund’s underlying index is changing. Therefore, on the Effective Date, all references to a Fund’s underlying index are revised to delete “Nasdaq” from the name. Additionally, the first sentence in the “Other Information–Disclaimers” section of each Fund’s Statutory Prospectus is deleted on the Effective Date.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco BulletShares 2029 Corporate Bond ETF